Note 4 - Inventories (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Inventory, LIFO Reserve	$ 164,493	$ 128,672
Inventory, LIFO Reserve, Period Charge	$ 35,800	$ 15,600